GENERAL (Narrative) (Details) $ / shares in Units, $ in Thousands, ₪ in Millions, $ in Millions						1 Months Ended			12 Months Ended
	Mar. 08, 2023	Nov. 07, 2022 CAD ($)	Apr. 06, 2022 CAD ($)	May 10, 2021 CAD ($) Shares	May 10, 2021 USD ($) Shares $ / shares shares	Aug. 19, 2022 CAD ($) shares	Aug. 19, 2022 USD ($) shares	Jan. 31, 2022 CAD ($)	Dec. 31, 2022 CAD ($) shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CAD ($) shares		Dec. 31, 2020 CAD ($)	Oct. 11, 2022 CAD ($)	Oct. 11, 2022 ILS (₪)	Jan. 31, 2022 ILS (₪)	Dec. 31, 2019 CAD ($)
Disclosure of subsidiaries [line items]
Number of shares issued | shares									7,569,526		6,811,620
Proceeds from issuing shares									$ 3,756		$ 28,131		$ 0
Cash and cash equivalents		$ 406							2,449		13,903		8,885				$ 13,926
Borrowings, interest rate														15.00%	15.00%
Borrowings														$ 4,050	₪ 10.5
Working capital of business acquisition									1,147
Net loss for the year									(30,791)		(23,035)	[1]	$ (8,245)
Lender charges									4,875
Impairment of investment		$ 17,959
Share capital issuance cost									$ 178		$ 3,800
Workforce reduction description	Company expects to reduce its workforce in Israel by 20%-25% across all functions (including executives).
Private Placement [Member]
Disclosure of subsidiaries [line items]
Number of shares issued | shares						599,999	599,999		599,999
Proceeds from issuing shares						$ 6,500	$ 5		$ 3,756	$ 3
Share capital issuance cost						$ 178			178
Sde Avraham Cultivation Facility [Member]
Disclosure of subsidiaries [line items]
Restructuring expenses			$ 4,383
Trichome Financial Corp. (“Trichome”) [Member] | Revolving Credit Facility [Member]
Disclosure of subsidiaries [line items]
Borrowings									5,084
Mizrahi [Member] | Revolving Credit Facility [Member] | Focus Medical Herbs Ltd [Member]
Disclosure of subsidiaries [line items]
Total Commitment								$ 6,000								₪ 15.0
Borrowings, interest rate basis								Prime interest rate plus 1.5% (6.25% per annum as of December 31, 2022).
Tjac And Certain Mym Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Cash and cash equivalents									2,449
Net cash used in operating activities									12,340
Net loss for the year									$ 30,791
Overnight Marketed Offering [Member]
Disclosure of subsidiaries [line items]
Par value per share | $ / shares					$ 57.5
Number of shares issued | shares					608,696
Proceeds from issuing shares				$ 42,502	$ 35
Number of warrants issued for common shares | Shares				45,652	45,652

[1]	Reclassified in respect of discontinued operations - see Note 24.